Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

37.Commitments and Contingencies

The amounts related to the investigations and lawsuits shared below are disclosed at their nominal values as of 31 December 2025.

Disputes on Special Communication Tax

Restructuring Act Compensation Lawsuit regarding the SCT for the term 2011

The Large Taxpayers Office levied Special Communication Tax (SCT) and tax penalty on the Company for the term 2011, the Company filed application for restructuring the tax assessment, the application has rejected. The lawsuit filed against the rejection act, was finalized in favor of the Company.

As a result of this case, the Company, filed a lawsuit for the collection of TL 47,405 principal receivable and TL 36,000 damage accrued with a deferment interest. The Court decided to return TL 47,269 principal receivable together with the deferred interest to be calculated as of the collection date. Regional Administrative Court rejected the appeal requests. The Council of State rejected the appeal requests and the case was finalized.

Disputes regarding the Law on the Protection of Competition

The Competition Board evaluated Articles 4 and 6 of Law No. 4054 regarding the Company and imposed an administrative fine of 91,942 TL in June, 2011 on the ground that the Company violated Article 6. The Company filed a lawsuit for the cancellation of the Board decision regarding the parts against itself but the case was finalized against the Company in both the first-instance court and appeal stage. The Company made an individual application to the Constitutional Court, against the respective decision within due time.The Constitutional Court rejected the individual application request.

Also, the Large Taxpayers Office issued a payment order regarding the aforementioned administrative fine. The Company filed a lawsuit for the cancellation of the payment order but that case also was finalized against the Company. TL 47,780 part of the administrative fine has been deducted from the receivables that the Company has earned as a result of another lawsuit. The remaining TL 44,162 part of the administrative fine was paid in April 2022.

37.Commitments and Contingencies (continued)

Disputes regarding the Law on the Protection of Competition (continued)

On the other hand three private companies filed a lawsuits against the Company in relation with this case claiming in total of TL 112,084 for its material damages by reserving its rights for surpluses allegedly. Among these cases, in the case filed for the compensation of total TL 110,484 material damages together with compensation amounting to three times of the damage and interest, a settlement was reached through mediation on 19 April 2024, and 130,000 TL was paid by the Company on 3 May 2024. Accordingly, in the lawsuit between the parties, the court decided that there was no need to decide on the merits of the lawsuit that was not subject to mediation and the decision became final. The corporate tax cost of 32,380 TL arising from this payment was additionally settled by the Company within the scope of the mediation agreement.

Among these cases, in the case filed for the compensation of total TL 500 material damages, the claimant increased the value of the claim to TRY 299,715 during the proceedings. At the hearing on 25 December 2025, the Court partially upheld and partially dismissed the case, ruling that the Company shall pay the plaintiff TL 8,629 along with the advance interest effective from 31 July 2012, and dismissing the claim for the excess amount.A settlement agreement was signed between the parties, and both parties mutually waived their right to appeal, and the case was finalized. Within this scope, 32,342 TL was paid to Mobiltel on 27 February 2026. The other case was finalized in favor of the Company.

On the other hand, a third party filed a lawsuit for the cancellation of the part of the Competition Board stating that the Company did not violated Article 4 and the Council of State cancelled this part of the decision. Thereafter Competition Board launched a new investigation and as a result of it the Competition Board decided to apply administrative fine amounting to TL 91,942 in 2019, on the ground that the Company violated Article 4.

Afterwards, The Competition Authority accepted some of the objections and reduced the administrative fine to TL 61,294 with its decision. The aforementioned fine that amount of TL 61,294 was paid discount, in the amount of TL 45,971.

A decision was made against the Company at the first instance and appeal stages in the lawsuit that filed for cancellation of the fine. As a result of the appeal, the Council of State overturned the decision in favor of the Company and the file has been referred to the Regional Administrative Court for re-ruling.

Disputes regarding the Law on the Protection of Competition – Investigation on gentleman’s agreements for the labour market

The Competition Authority initiated an investigation to ascertain whether there was a breach of Article 4 of Law No. 4054 through the establishment of gentleman’s agreements within the labor market. The Investigation Report was formally served to the Company on 7 May 2023. In response, the Company submitted its written defense concerning the findings and conclusions, and an oral defense hearing was conducted on 13 February 2024. Following the investigation, it was resolved on 27 February 2024 to impose an administrative fine of TL 57,301 on the Company. The reasoned decision was formally notified to the Company on 5 August 2025. The fine has been settled within one month from the date of notification with a 25% reduction. The Company made an application to the Competition Authority under Article 11 of the Administrative Litigation Procedure Law, requesting the annulment, withdrawal of the decision or adoption of a new administrative act. The Competition Authority rejected the application. The Company filed a lawsuit against the decision in due time. After the lawsuit was filed, the Competition Authority notified its reasoned judgement rejecting the Company’s application. The Company also filed a lawsuit against this reasoned rejection decision. The cases are pending.

37.Commitments and Contingencies (continued)

ICTA Investigations Regarding the R&D Obligations

ICTA conducts annual investigations to examine whether the company fulfills its obligations arising from the relevant legislation regarding the provision of a certain portion of its investments in the electronic communication network and communication services from suppliers with R&D centers in Turkey, a certain portion from products manufactured in Turkey by SME suppliers established to develop products or systems in Turkey, and a certain portion from products determined to be certified as domestic goods within the framework of the relevant legislation. As a result of the audits carried out for the 2013-2018 period, a total of TL 95,487 administrative fines were imposed on the company, and these fines were paid in the amount of TL 71,615 by taking advantage of the early payment discount, but the legal processes initiated for the cancellation of the fines are ongoing.

In addition, ICTA conducts routine investigations regarding 3G and 4.5G investment obligations. This review process is ongoing for the periods 2018-2021.

Refunds Investigation

ICTA examined whether the refund transactions to subscribers were in compliance with the Board Decisions regulating the refund procedures for postpaid and prepaid subscribers. As a result of the investigation, the Board imposed various administrative fines on the Company for the periods 2010-2018. The related administrative fines were paid in the previous years and the amount stated to be underpaid to the subscribers was paid on May 18, 2023 in the amount of TRY 98,333 together with late payment interest. The legal process initiated by the company, requesting the cancellation of the relevant transaction and the fine, have been finalized against the Company.

The ICTA imposed a total administrative fine of TL 277 on Turkcell as a result of the Investigation into the Refund of Remaining TL in Prepaid Lines (March 1, 2019-April 30, 2021 Period), with a Board Decision notified 10 November 2025. The administrative fine was paid on 10 December 2025, in the amount of 207 TL with an early payment discount. An application was submitted to the ICTA on 19 December 2025, for the reconsideration of Articles 4 and 5 of the decision and the ICTA tacitly rejected our application by not responding within 30 days. A lawsuit has been filed for the annulment of Article 4 of the decision.

The ICTA imposed a total administrative fine of TL 1,669 on Turkcell as a result of the Refund Investigation (Investigation of Board Decision No. 57) conducted against Turkcell, with a Board Decision notified 10 November 2025. The administrative fine was paid on 5 December 2025, in the amount of 1,251 TL with an early payment discount.

The ICTA imposed a total administrative fine of TL 520 on Superonline as a result of the Refund Investigation (Investigation of Board Decision No. 57) conducted against Turkcell, with a Board Decision notified 10 November 2025. The administrative fine was paid on 5 December 2025, in the amount of 390 TL with an early payment discount.

The ICTA imposed a total administrative fine of TL 1,312 TL Turkcell as a result of the Refund Investigation (Board Decision No. 122/Secretary Service Investigation) conducted against Turkcell, with a Board Decision notified 10 November 2025. The administrative fine was paid on 10 December 2025, in the amount of 983 TL with an early payment discount.

The ICTA imposed a total administrative fine of TL 939 on Turkcell as a result of the Investigation into the Refund of Remaining TL in Prepaid Lines (May 1, 2021-September 30, 2022 Period), with a Board Decision notified 10 November 2025. The administrative fine was paid on 5 December 2025, in the amount of 704 TL with an early payment discount. An application was submitted to the ICTA on 19 December 2025, for the reconsideration of Article 4 of the decision and the ICTA tacitly rejected our application by not responding within 30 days. A lawsuit has been filed to revoke the decision.

37.Commitments and Contingencies (continued)

Investigation Regarding the Subscription Agreements (Anonymous Lines)

The ICTA initiated an investigation to examine whether the obligations regarding the establishment and implementation of subscription agreements and open lines were fulfilled and as a result of this investigation, the ICTA imposed an administrative fine of TL 99,132 on the Company. The administrative fine was paid on 31 January 2024 as TL 74,349 with early payment discount. The Company filed five separate lawsuits in total for the cancellation of the administrative fines and related transactions. The cases are pending. The examination process of a similar investigations about Number Porting (Turkcell) Subscription Agreements (Superonline) are also ongoing.

ICTA – Investigation on Identity Verification Regulation

The ICTA stated that Turkcell and Superonline failed to comply with the face-to-face verification procedures of the Identity Verification Regulation and recorded biometric data in their subscription processes. It was assessed that administrative fines could be imposed on Turkcell and Superonline for four separate violations.

On the other hand, the ICTA has also stated that may be take necessary measures for the scope of provision “national security, public order or the proper execution of public service and the implementation of the provisions introduced by laws, to take over the facilities in return for compensation, when necessary, to cancel the authorisation granted in case of non-payment of the authorisation fee within the specified period or in case of gross negligence.” Our written defenses were submitted to the ICTA on 11 March 2024. The investigations are ongoing. Within the scope of the investigation, a verbal defense meeting was held on 3 December 2024.

ICTA – Inspection of Identity Verification Procedures in the Subscription Establishment Process

The ICTA has launched an inspection into Turkcell following the determination that subscription agreements established in written form did not comply with the relevant legislation. Within the scope of the inspection, an administrative fine may be imposed, and the following two details have been requested in our written statements: For the period between 31 December 2022 and 31 December 2025 on a calendar month basis: (i) The number of lines activated without applying the provisions of the fifth and sixth paragraphs of Article 7 of the Identity Verification Regulation in contracts established in writing, except for those using secure electronic signatures. (ii) The number of lines activated by the operator in accordance with the process set out in subparagraphs (b) and (c) of the second paragraph of Article 8 of the Identity Verification Regulation, in cases where the identity certificate is not of the appropriate type. The requested explanation has been submitted to the ICTA on 24 October 2025. In addition, the data requested by the ICTA was submitted to the ICTA on 5 November 2025.

ICTA - Violation of Board Decision (Board Decision No. 412 – NetGSM) Inspection

An investigation was initiated against our Company for not providing services (In violation of the relevant legislation and the Board Decision No. 2024/UK-ETD/412) to Netgsm’s subscribers who want to receive services from our network through new subscription or number portability within the scope of the Virtual Mobile Network Service (VMMS) authorization. Within the scope of the investigation, our written explanations regarding the violation determination were prepared and submitted to the ICTA. On 14 January 2025, a verbal defense meeting was held. A lawsuit has been filed for the annulment of Board Decision No. 2024/UK-ETD/412. The Court rejected the case. The Company appealed the decision before the Regional Administrative Court. As a result of the investigation, an administrative fine totaling 50,073 TL was imposed by the Board Decision notified 19 December 2025. The administrative fine was paid on 19 January 2026, amounting to 37,555 TL with an early payment discount. Additionally, the application for the reconsideration and revocation of the administrative fine decision has been made on 5 February 2026. The ICTA’s response is awaited.

37.Commitments and Contingencies (continued)

ICTA - Investigation on Limited Usage Services and Invoice Upper Limit

The ICTA imposed an administrative fine totaling 16,546 TL on Turkcell with its Board Decision notified on 10 November 2025, as a result of investigation of whether the obligations introduced by the Procedures and Principles Regarding Limited Usage Services and the Bill Upper Limit Implementation were fulfilled. The administrative fine was paid on 10 December 2025, in the amount of 12,409 TL, including an early payment discount.

ICTA - Investigation of Committed Subscriptions

Following an investigation into whether Turkcell had fulfilled its obligations under the relevant legislation regarding committed subscriptions, the ICTA imposed an administrative fine totaling TL 34,326 in its Board Decision notified 10 November 2025, and decided that all amounts unjustly collected from subscribers should be refunded to them in accordance with the relevant legislation. The administrative fine was paid on 10 December 2025, with an early payment discount, amounting to 25,744 TL. An application was made to the ICTA on 15 December 2025, for the reconsideration of Articles 1 and 7 of the decision. The ICTA tacitly rejected our application by not responding within 30 days. The Company filed a lawsuit for the annulment of Articles 1 and 7 of the decision.

Following an investigation into whether Superonline had fulfilled its obligations under the relevant legislation regarding committed subscriptions, the ICTA imposed an administrative fine totaling TL 8,589 TL in its Board Decision notified 10 November 2025, and decided that all amounts unjustly collected from subscribers should be refunded to them in accordance with the relevant legislation. The administrative fine was paid on 10 December 2025, with an early payment discount, amounting to 6,441 TL. An application was made to the ICTA on 5 December 2025, to grant an extension for refunds currently in process under Article 25 of the decision and to revoke Article 27. The ICTA tacitly rejected our application by not responding within 30 days. The Company filed a lawsuit for the annulment of Article 27 of the decision

ICTA - ISP Service Quality Investigation

BTK carried out an investigation into Superonline to examine whether it had fulfilled its obligations under the Electronic Communications Sector Service Quality Regulation and the Service Quality Communiqué for Internet Service Providers. As a result of the investigation, ICTA imposed an administrative fine totaling 3,895 TL with its Board Decision notified 10 November 2025. The administrative fine was paid on 10 December 2025, in the amount of 2,922 TL with an early payment discount.

ICTA – Facility Sharing Investigation

BTK carried out an investigation to examine the compliance of the work and procedures carried out in the processes from the submission of the facility sharing request to its completion with the relevant legislation. As a result of the investigation, ICTA imposed an administrative fine totaling 28,146 TL with its Board Decision notified 19 December 2025. The administrative fine was paid on 19 January 2026, in the amount of 21,110 TL with an early payment discount. Furthermore, the application for the reconsideration and revocation of the Board Decision has been made on 13 February 2026 The ICTA’s response is awaited.

ICTA -Universal Service Obligations Investigation

Following an investigation into whether Turkcell had fulfilled its universal service obligations, the ICTA imposed an administrative fine totaling 3,194 TL with its Board Decision notified 10 November 2025. The administrative fine was paid on 10 December 2025, in the amount of 2,395 TL with an early payment discount.

37.Commitments and Contingencies (continued)

ICTA – Investigation on Service Interruption

Following an investigation into the service interruption that happened on 9 April 2025, in our Company’s systems, a total administrative fine of 34,975 TL was imposed by the Board Decision notified 10 December 2025. The administrative fine was paid on 19 January 2026, in the amount of 26,231 TL, with an early payment discount.

ICTA- Proportional Fee Implementation Process

The ICTA initiated an investigation into Turkcell regarding the determination that proportional charges were not applied in tariff changes under the Principles of Application Regarding Proportional Charges in the Electronic Communications Sector. As a result of the investigation, the ICTA imposed an administrative fine totaling 11,127 TL with the Board Decision notified 10 November 2025. The administrative fine was paid on 10 December 2025, in the amount of 8,345 TL, including an early payment discount.

ICTA - Closing-Opening Fee Inspection

The ICTA initiated an investigation into Turkcell after determining that a total service fee of TL 253 excluding device fees and wireless usage/license fees, was charged to the bills of 10,517 subscribers whose service was suspended between May 1, 2018, and May 31, 2023, due to non-payment of debt. As a result of the investigation, the ICTA imposed a total administrative fine of 240 TL with its Board Decision dated 10 November 2025. The administrative fine was paid on 10 December 2025, with an early payment discount, amounting to 180 TL.

ICTA – Real Estate Transfer Inspection

Board Decisions No. 2007/DK-08/373 and 2008/DK-08/433 state that network operators cannot transfer the real estate on which their facilities and equipment are located to a third party. The ICTA initiated an investigation into our Company due to the transfer of our real estate to Turkcell Gayrimenkul A.Ş. As a result of the investigation, the ICTA imposed an administrative fine totaling TL 21,550 with its Board Decision dated 10 December 2025. The administrative fine was paid on 19 January 2026, in the amount of 16,162 TL with an early payment discount. In addition, the application for the reconsideration and revocation of the administrative fine decision has been made on 13 February 2026. The ICTA’s response is awaited.

ICTA - Inspection Regarding the Processing of Personal Data and the Protection of Privacy

Due to Superonline’s failure to inform some subscribers of their explicit consent within the third quarter of each year, in violation of Article 13 of the Regulation on the Processing of Personal Data and Protection of Privacy in the Electronic Communications Sector, the ICTA initiated an inspection into Superonline on February 24, 2026. As part of the investigation, it has been evaluated that our Company may be subject to an administrative fine of up to three percent (3%) of its net sales for 2023, and written explanations have been demanded. Our written explanations are being prepared.

37.Commitments and Contingencies (continued)

Other Investigations Conducted by ICTA

The ICTA may carry out routine or specific investigations to determine whether the relevant legislation is being complied with, and a summary of the content of the investigations that have already been concluded is presented below.

a)Investigation of compliance with the obligation regarding mobile service quality notifications,

b)Investigation on whether the Company fulfills its obligations in relation to Value Added Electronic Communication Services,

c)Investigation of compliance with the legislation regarding subscription termination processes,

d)Investigation Regarding the Non-Blocking of Calling Line Identification (CLI) in Violation of the Relevant Provisions of the Principles and Procedures for the Use of Calling Line Information as CLI

All administrative fines imposed as a result of routine or specific inspections conducted by ICTA have been paid with early payment discount, and legal proceedings initiated for some of them in line with the opinions of the legal counsel for their cancellation are ongoing. The total amount of the related administrative fines paid in the past period is TL 29,628.

Other ongoing lawsuits and tax investigations

Probability of an outflow of resources embodying economic benefits for 2018 and 2019 fiscal years with regards to notification of Information and Communication Technologies Authority for radio fee related to 2018 fiscal year was considered by the Company management. In this respect, TL 128,429 was paid in November 2019 by reserving our right to take legal actions and legal actions were taken for 2018 fiscal year. Upon the conclusion of three lawsuits against the Company, an individual application was made to the Constitutional Court and the process is ongoing. On the other hand, additional TL 13,465 for December 2018 was paid with reservation on 29 January 2021 with regards to notification of Information and Communication Technologies Authority for the same reason.

General Assessment of Ongoing Litigation and Investigation

Based on the management opinion, an outflow of resources embodying economic benefits is deemed as probable on some of the aforementioned lawsuits and investigations, and accordingly a provision amounting to TL 815,962 has been recognized in the consolidated financial statements as at and for the period ended 31 December 2025 (31 December 2024: TL 728,516). The provision allocated for ongoing investigations, inquiries, lawsuits, and audits represents the Company Management’s best estimate; however, the results of these proceedings may differ from the Group’s assessments.